Document And Entity Information	Sep. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 10, 2026
Entity Registrant Name	CRYO-CELL INTERNATIONAL, INC.
Entity Central Index Key	0000862692
Entity Emerging Growth Company	false
Entity File Number	001-40767
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	22-3023093
Entity Address, Address Line One	700 Brooker Creek Blvd.
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	Oldsmar
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34677
City Area Code	813
Local Phone Number	749-2100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CCEL
Security Exchange Name	NYSEAMER